Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets:
Cash and cash equivalents	$ 3,554,331	$ 2,274,259	$ 3,052,879
Prepaid expenses and other current assets	1,053,830	1,677,396	1,643,743
Incentive tax receivable	519,610	786,574	717,305
Total current assets	5,127,771	4,738,229	5,413,927
Property and equipment, net	23,733	33,366	46,211
Operating lease right-of-use asset	141,813	193,689	256,594
Deferred offering costs	15,000	49,988	113,280
Other assets	488,480	414,206
Total assets	5,796,797	5,429,478	5,830,012
Current liabilities:
Accounts payable	1,879,013	2,201,999	4,752,340
Accrued expenses and other current liabilities	1,149,492	3,230,922	3,193,972
Current portion of operating lease liability	81,349	73,048	51,328
Deferred income		18,626	166,431
Total current liabilities	3,109,854	5,524,595	8,164,819
Operating lease liability, net of current portion	68,837	130,863	203,912
Total liabilities	3,178,691	5,655,458	8,368,731
Commitments and contingencies (Note 4)
Stockholders’ equity (deficit):
Common stock, $0.0001 par value: 125,000,000 shares authorized; 1,750,426 and 251,955 issued and outstanding at September 30, 2023 and 2022, respectively	522	175	25
Additional paid-in capital	117,169,976	110,017,598	88,872,315
Accumulated deficit	(114,552,392)	(110,243,753)	(91,411,059)
Total stockholders’ deficit	2,618,106	(225,980)	(2,538,719)
Total liabilities and stockholders’ deficit	5,796,797	5,429,478	5,830,012
Related Party [Member]
Current liabilities:
Related party notes			$ 748